Income Taxes - Summary Of Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Net operating loss carryforwards	$ 11,085	$ 3,958
Research and development credit carryforwards	5,213	3,076
Operating lease liability	2,154	2,373
Deferred revenue	11,891	8,948
Accruals and reserves	648	479
Capitalized research costs	2,506	0
Other	88	52
Total gross deferred tax assets	33,585	18,886
Valuation allowance	(30,945)	(15,906)	$ (10,559)
Net deferred tax assets	2,640	2,980
Deferred tax liabilities
Depreciation	(597)	(689)
Right-of-use asset	(2,043)	(2,291)
Total gross deferred tax liabilities	(2,640)	(2,980)
Net deferred taxes	$ 0	$ 0